Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INSTITUTIONAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2013
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CISGX